UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09833
Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Investment Grade Income Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 43.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace / Defense — 1.1%
Lockheed Martin Corp., 7.20%, 5/1/36	$635	$765,851
United Technologies Corp., 7.00%, 9/15/06	275	294,283
		$1,060,134

Auto Parts and Equipment — 1.7%
Johnson Controls, 7.70%, 3/1/15	1,250	1,552,215
		$1,552,215

Banks — 6.9%
Inter-American Development Bank, 6.95%, 8/1/26	220	266,298
Inter-American Development Bank, 8.40%, 9/1/09	1,000	1,209,419
SouthTrust Bank N.A., 7.69%, 5/15/25	1,130	1,401,167
State Street Corp., 7.35%, 6/15/26	1,510	1,820,773
US Bancorp, 7.50%, 6/1/26	1,420	1,722,177
		$6,419,834

Beverages — 1.4%
Coca-Cola Enterprises, 7.00%, 10/1/26	1,065	1,262,048
		$1,262,048

Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	85	108,505
		$108,505

Conglomerates — 0.6%
ITT Corp., 8.55%, 6/15/09	450	525,578
		$525,578

Containers - Paper/Plastic — 0.6%
First Brands Corp., 7.25%, 3/1/07	505	552,961
		$552,961

Data Processing - Management — 0.7%
First Data Corp. MTN, 6.375%, 12/15/07	560	611,773
		$611,773

Diversified Manufacturing — 3.1%
Eaton Corp., 6.50%, 6/1/25	$400	$448,106
Eaton Corp., 8.875%, 6/15/19	600	809,927
Ingersoll-Rand Co., 6.48%, 6/1/25	69	75,375
Ingersoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,455,234
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	101,363
		$2,890,005

Drugs — 0.5%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	405	455,489
		$455,489

Financial Services — 7.6%
Associates Corp., N.A., 5.96%, 5/15/37	30	32,876
Commercial Credit Corp., 8.70%, 6/15/10	100	122,656
General Electric Capital Corp., 5.00%, 6/15/07	1,000	1,046,567
General Electric Capital Corp., MTN, 2.142%, 3/2/09 (1)	710	711,953
General Motors Acceptance Corp., 8.875%, 6/1/10	1,360	1,575,697
Lehman Brothers Holdings, MTN, 1.75%, 4/20/07 (1)	675	675,491
Merrill Lynch & Co., MTN, 1.95%, 2/6/09 (1)	710	710,386
Merrill Lynch and Co., 2.152%, 1/31/08 (1)	260	259,953
National Rural Utilities, 6.00%, 5/15/06	1,265	1,327,084
SLM Corp., MTN, 1.88%, 7/25/07 (1)	635	636,715
		$7,099,378

Foods — 2.8%
Conagra Foods, Inc., 6.70%, 8/1/27	1,225	1,394,930
Grand Metropolitan Investment Corp., 7.45%, 4/15/35	1,000	1,250,750
		$2,645,680

Household Products — 0.7%
Procter & Gamble Co., 8.00%, 9/1/24	485	644,328
		$644,328

Medical Products — 2.0%
Bard (C.R.), Inc., 6.70%, 12/1/26	400	440,290
Beckman Coulter, Inc., 7.05%, 6/1/26	1,200	1,377,668
		$1,817,958

Metals — 1.0%
Barrick Gold Finance Inc., 7.50%, 5/1/07	885	973,504
		$973,504

Oil and Gas - Equipment and Services — 0.3%
Transocean Inc., 7.45%, 4/15/27	240	286,630
		$286,630

Paper Products — 3.5%
Mead Corp., 6.84%, 3/1/37	$1,350	$1,475,477
Willamette Industries, 7.35%, 7/1/26	1,600	1,819,040
		$3,294,517

Retail - Building Products — 1.6%
Lowe’s Cos., Inc., MTN, 7.11%, 5/15/37	1,240	1,537,961
		$1,537,961

Super Regional Banks — 2.7%
First Union Corp., 6.824%, 8/1/26	25	30,707
Nationsbank Corp., MTN, 6.975%, 3/7/37	1,090	1,300,019
SunTrust Banks, 6.00%, 2/15/26	535	569,307
SunTrust Banks, 7.375%, 7/1/06	270	290,329
Wachovia Corp., 6.605%, 10/1/25	280	310,022
		$2,500,384

Telecommunications — 1.1%
Verizon Wireless Capital LLC, 5.375%, 12/15/06	1,000	1,047,292
		$1,047,292

Telephone - Integrated — 1.5%
Ameritech Capital Funding, 5.95%, 1/15/38	100	100,987
BellSouth Capital Funding, 6.04%, 11/15/26	1,250	1,328,024
		$1,429,011

Utilities — 2.1%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	500	559,821
Oklahoma Gas and Electric, 6.65%, 7/15/27	1,210	1,365,272
		$1,925,093

Total Corporate Bonds (identified cost $38,340,276)		$40,640,278

Asset Backed Securities — 5.1%

Security	Principal Amount (000’s omitted)	Value
BOIT 2003-B1, 2.13%, 12/15/10 (1)	935	940,079
CCCIT 2003-A4 Class A4, 1.98%, 3/20/09 (1)	1,000	1,002,327
CHAMT 2004-1 B, 1.96%, 5/15/09 (1)	935	935,552
MBNAS, Series 2003-A3 Class A3, 1.88%, 8/16/10 (1)	1,000	1,003,307
TAOT, Series 2003-B Class A3, 1.79%, 8/15/07 (1)	900	900,801

Total Asset Backed Securities (identified cost, $4,775,990)		$4,782,066

Mortgage-Backed Securities — 10.3%

Security	Principal Amount (000’s omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$1,022	$967,703
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	283	297,760
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	1,389	1,441,687
FHLMC, PAC CMO, Series 1385-H, 6.50%, 8/15/07	240	242,799
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	162	167,913
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	1,250	1,297,691
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23	480	494,931
FHLMC, PAC CMO, Series 1642-PH, 5.50%, 3/15/23	220	221,517
FHLMC, PAC CMO, Series 1684-G, 6.50%, 3/15/23	92	93,686
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	562	580,166

FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	500	519,632

FNMA, PAC CMO, Series 1994-30 JA, 5.00%, 7/25/23	1,175	1,198,568
FNMA, Pool #448183, 5.50%, 10/1/13	257	267,493
FNMA, Pool #535454, 6.00%, 2/1/15	455	478,303
FNMA, Pool #545937, 6.00%, 6/1/14	480	504,296
FNMA, Pool #545948, 6.00%, 12/1/14	331	347,922
GNMA, Pool #780688, 7.00%, 12/15/23	431	461,612

Total Mortgage-Backed Securities (identified cost, $9,594,696)		$9,583,679

U.S. Treasury Obligations — 18.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 5.375%, 2/15/31	1,750	1,875,235
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08	1,172	1,286,136
U.S. Treasury Note, 3.25%, 1/15/09	2,050	2,051,603
U.S. Treasury Note, 4.00%, 2/15/14	1,915	1,900,789
U.S. Treasury Note, 4.75%, 11/15/08	1,000	1,060,313
U.S. Treasury Note, 6.00%, 8/15/09	2,000	2,236,408
U.S. Treasury Note, 6.50%, 2/15/10	5,125	5,882,142
U.S. Treasury Note, 1.875%, 1/31/06	1,000	994,376

Total U.S. Treasury Obligations (identified cost, $16,419,335)		$17,287,002

U.S. Government Obligations — 19.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank, 2.125%, 11/15/05	$1,330	$1,325,957
Federal Home Loan Bank, 3.30%, 9/14/07	1,400	1,404,732
Federal Home Loan Mortgage Corp., 3.00%, 9/29/06	1,400	1,399,612
Federal National Mortgage Association, 2.375%, 2/15/07	2,000	1,974,908
Federal National Mortgage Association, 3.35%, 5/10/07	1,305	1,310,935
Federal National Mortgage Association, 4.406%, 2/17/09 (1)	2,250	2,261,092
Federal National Mortgage Association, 6.625%, 9/15/09	3,000	3,383,439
Federal National Mortgage Association, 3.31%, 1/26/07	1,400	1,404,323
Federal National Mortgage Association, 3.60%, 12/28/06	1,310	1,314,364
Tennessee Valley Authority, 5.88%, 4/1/36	2,175	2,398,601

Total U.S. Government Obligations (identified cost, $17,870,835)		$18,177,963

Short-Term Investments — 1.9%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	1,800	1,800,000

Total Short-Term Investments (at amortized cost, $1,800,000)		$1,800,000

Total Investments — 98.9% (identified cost $88,801,132)		$92,270,988

Other Assets, Less Liabilities — 1.1%		$1,008,627

Net Assets — 100.0%		$93,279,615

BOIT	-	Bank One Issuance Trust
CCCIT	-	Citibank Credit Card Issuance Trust
CHAMT	-	Chase Credit Card Master Trust
CMO	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)
GNMA	-	Government National Mortgage Association (Ginnie Mae)
MBNAS	-	MBNA Credit Card Master Note Trust
MTN	-	Medium-Term Note
PAC	-	Planned Amortization Class
TAOT	-	Toyota Auto Receivables Owner Trust

(1)		Variable rate security.

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$89,361,813
Gross unrealized appreciation	$3,330,448
Gross unrealized depreciation	(421,273)
Net unrealized appreciation	$2,909,175

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/William J. Austin, Jr.
William J. Austin, Jr. Treasurer and Principal Financial Officer

Date:	November 17, 2004